Note 10 - Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Asset Retirement Obligations [Table Text Block]
	Thousands of Yen
	2016	2017

Balance at beginning of the year	¥568,869	¥595,183

Liabilities incurred	45,169	31,980
Liabilities settled	(31,321)	–
Accretion expense	12,466	12,331

Balance at end of the year	¥595,183	¥639,494